SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	[1]	$ 97,035	$ 99,140	$ 99,611
Inter-segment revenue
Total revenue		97,035	99,140	99,611
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		65,863	66,092	63,889
Inter-segment revenue		38,665	42,147	39,322
Total revenue		104,528	108,239	103,211
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers		31,172	33,048	35,718
Inter-segment revenue		2,899	3,587	5,349
Total revenue		34,071	36,635	41,067
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers
Inter-segment revenue		(41,564)	(45,734)	(45,019)
Total revenue		(41,564)	(45,734)	(45,019)
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers				4
Inter-segment revenue				348
Total revenue				$ 352

[1]	Disaggregation of revenue from contracts with customers